DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash	$ 6,854	$ 9,561
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	81	235
Trade and other receivable	894	1,396
Trade and other payables	(1,995)	(1,936)
Total exposure	(1,020)	(305)
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	122	443
Trade and other receivable	113	101
Trade and other payables	(51)	(16)
Total exposure	184	528
SEK [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	9	5
Trade and other receivable	38
Trade and other payables	(146)	(239)
Total exposure	(99)	(234)
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	2,512	2,107
Trade and other receivable	430	298
Trade and other payables	(103)	(86)
Total exposure	2,839	2,319
BRL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	322	443
Trade and other receivable	2,065	1,958
Trade and other payables	(1,621)	(2,235)
Total exposure	766	166
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	6	16
Trade and other receivable	6	6
Trade and other payables	(2)
Total exposure	$ 10	$ 22